Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 30,000	$ 30,000	$ 20,000
Accumulated depreciation	772,977	597,396	378,190
Accumulated amortization	$ 221,696	$ 153,416	$ 83,333
Preferred Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock shares issued	0	0	220,000
Preferred stock shares outstanding	0	0	220,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	100,000,000	100,000,000
Common stock shares issued	63,805,451	52,402,247	30,252,938
Common stock outstanding	63,805,451	52,402,247	30,252,938
Treasury Stock shares	23,334	23,334	23,334